Loan to Third Party (Tables)	6 Months Ended
Sep. 30, 2025
Loan to Third Party [Abstract]
Schedule of Loan to Third Party

Loan to third party consist of the following:

Name of third party*	Maturities	Interest Rate	As of September 30, 2025	As of March 31, 2025
			(Unaudited)
2Game LLC	Amount to be due on March 31, 2026, and September 30, 2026	10% started from April 1, 2025	683,464	382,024
Total			$683,464	$382,024